As filed with the Securities and Exchange Commission on October 6, 2011

Securities Act Registration No. 333-132392
Investment Company Act Registration No. 811-21865

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[✓]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 8	[✓]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[✓]
Amendment No. 15	[✓]

NAKOMA MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

8040 Excelsior Drive Suite 401 Madison, Wisconsin (Address of Principal Executive Offices)	53717 (Zip Code)

Registrant’s Telephone Number, including Area Code:  (608) 831-8814

Daniel S. Pickett
Nakoma Capital Management, LLC
8040 Excelsior Drive, Suite 401
Madison, Wisconsin  53717
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to Rule 485(b)
[ ]	on (date) pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[ ]	on (date) pursuant to Rule 485(a)(1)
[ ]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(2)

This Post-Effective Amendment No. 8 hereby incorporates Parts A, B and C from the Fund’s Post-Effective Amendment No. 7 filed on September 23, 2011.  This Post-Effective Amendment No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 7.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 6th day of October, 2011.

NAKOMA MUTUAL FUNDS
(Registrant)

By:	/s/ Daniel S. Pickett
Daniel S. Pickett
Chairman and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A has been signed below on October 6, 2011 by the following persons in the capacities indicated.

Signature	Title

/s/ Daniel S. Pickett	Chairman and President (principal executive, financial and accounting officer)
Daniel S. Pickett

*	Trustee
Marla J. Ahlgrimm

*	Trustee
Mark A. Fedenia

*	Trustee
John W. Feldt

*	Trustee
Antonio S. Mello

*	Trustee
Thomas R. Poehling

*Robyn Rannow, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Trustees of the Registrant pursuant to the Power of Attorney duly executed by such persons and filed with the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A with the SEC on June 1, 2006.

/s/ Robyn K. Rannow	Attorney-in-Fact
Robyn K. Rannow

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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